Related Party Transactions: Schedule of Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Schedule of Related Party Transactions

	September 30, 2017	March 31, 2017
Short-term advances [1]	$268,754	$100,000
Revenue-based Funding Agreement entered into on 11/8/15 [2]	-	180,000
Short-term Promissory Note entered into on 9/13/16, in default [3]	150,000	150,000
Promissory Note entered into on 11/15/16 [4]	895	895
Promissory Note entered into on 3/15/17 [5]	275,000	375,000
	$694,649	$805,895